Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease cost [Abstract]
Operating lease cost	$ 314,128	$ 295,501	$ 257,359
Short-term lease cost	38,905	23,172	24,507
Operating lease cost	353,033	318,673	281,866
Supplemental cash flow information [Abstract]
Operating cash flows from operating leases	315,925	292,781	228,604
ROU assets obtained in exchange for new operating lease liabilities	$ 329,176	$ 279,526	$ 596,887
Weighted-average remaining lease term [Abstract]
Operating leases	6 years 6 months 18 days	6 years 1 month 24 days
Weighted-average discount rate [Abstract]
Weighted average discount rate for operating leases	7.70%	8.30%
Maturities of Operating Lease Liabilities [Abstract]
2025	$ 313,516
2026	258,631
2027	190,933
2028	149,328
2029	126,578
Thereafter	396,372
Total lease payments	1,435,358
Less: imputed interest	(331,582)
Present value of lease liabilities	$ 1,103,776